SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2— SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries and its Affiliated PRC Entities in which it has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, as Dangdang Information demonstrates its ability to control Dangdang Kewen through the Company’s rights to all the residual benefits Dangdang Kewen and Dangdang Information’s obligation to fund losses of Dangdang Kewen, the entity and its subsidiaries are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and PRC Affiliated Entities have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, sales returns, vendor and customer incentives, allowances for doubtful accounts, lower of cost and market of inventories, useful lives of long-lived assets, realization of deferred tax assets, share-based compensation expense and uncertain tax positions. Actual results could materially differ from those estimates.

Foreign currency translation and transactions

The functional currency of the Company is the United States dollar (“US$”). The Company’s subsidiaries and Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters . The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Foreign exchange gains and losses are included in the consolidated statements of operations.

Convenience translation

Amounts in U.S. dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2939 to US$1.00 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time deposits

Time deposits represent interest-bearing deposits held in commercial banks with original stated maturities of more than three months.

Held-to-maturity investments

The Company accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities (“ASC 320”). According to ASC 320, the investments in debt securities are accounted for as either “held-to-maturity”, “trading” or “available-for-sale”.

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of operations. No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Inventories

Inventories, consisting of products available for sale and packaging material, are accounted for using the first-in first-out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements and the lease term	0%

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for any of the years presented.

Fair value

Financial assets and liabilities of the Company primarily comprise of cash and cash equivalents, time deposits, held-to-maturity investments, accounts receivables, other receivables, amounts due from/to related parties, amounts due to selling shareholders, accounts payable, other payables and short-term bank loan. As of December 31, 2010 and 2011, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820 did not impact the Company’s financial condition, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

There were no financial instruments subject to fair value measurement as of December 31, 2010 and 2011.

Modification of Series C convertible preferred shares

The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the convertible preferred shares immediately after the amendment changed by more than 10 percent of the fair value of the convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the convertible preferred shareholders. When convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the convertible preferred shareholders. Modifications that result in a decrease in the fair value of the convertible preferred shares are not recognized.

Revenue

Revenue recognition

The Company’s principal business is to sell media products and general merchandise sourced from publishers, manufacturers and distributors in China, operate the dangdang.com marketplace program, under which third-party merchants sell general merchandise as well as render advertising services on the Company’s website. In accordance with ASC 605, Revenue Recognition (“ASC 605”), the Company records product sales and related costs on a gross basis when it is the primary obligor in a transaction. When the Company is not the primary obligor in a transaction and is instead acting as an agent, such as in transactions on the Company’s marketplace program, fees earned are recorded on a net basis.

Revenue is recorded net of value-added and business taxes.

Product revenue

Consistent with the criteria of Staff Accounting Bulletin No. 104, Revenue Recognition (“SAB 104”), the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Customers place their order for products online fixing the related selling price and shipping charge. Payment for the purchased product is made either before delivery or upon delivery. Revenue, net of discounts and return allowances, are recorded when title passes to customers upon delivery. Return allowances, which reduce product revenue, are estimated based on historical experience. Shipping charges to customers are included in product revenue and totaled RMB3,211, RMB12,727 and RMB19,490 (US$3,097) for the years ended December 31, 2009, 2010 and 2011, respectively.

Other revenue

Other revenue primarily consists of fees charged to third-party merchants participating in the Company’s marketplace program as well as advertising revenue. The fees are derived from a service charge to participate in the program for a designated period of time, a percentage of the transaction value and a fixed commission. Fee revenue is recognized ratably over the period of the arrangement, generally up to one year. Fees from transactions are recognized when the transaction is complete and collectability is reasonably assured. The Company recognizes advertising revenue based on the revenue recognition criteria in accordance with SAB 104.

Discount coupons

The Company periodically provides discount coupons to its customers for use in purchases that require a minimum transaction value. Coupons may be granted to customers to incentivize a current purchase. Discounts for current purchases are treated as a reduction of revenue for the related transaction. Coupons may also be given to a customer that has made a purchase of a minimum value but for which may only be used in a future purchase. During the year ended December 31, 2011, the Company made extensive use of such coupons to incentivize future purchases. When the right to purchase discounted products in the future does not represent a significant and incremental discount to the customer, such right is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 605. The discounts for future purchases, when accepted by the customer, are treated as a reduction of revenue when the future transaction is recognized. When the right to discounts for future purchases represents a significant and incremental discount to the customer, such right is accounted for as a separate element under ASC 605. As of December 31, 2011, the outstanding coupons did not represent a significant and incremental discount to the customers.

Gift cards

The Company records deferred revenue when it sells gift cards. The Company records revenue when a customer redeems the gift card. Gift cards are generally valid for one year from the date of issuance. Unredeemed amounts are recorded in other revenue when the gift card expires.

Loyalty programs

Customers may earn loyalty points from the purchase of merchandise from the Company. Points are earned based on the amount and types of merchandise purchased and expire at the end of the next calendar year. Customers may redeem the loyalty points for discount coupons to be used on future purchases of selected items on the Company’s website or exchanged for discount coupons for third-party products or services. The Company does not pay nor has any obligations to the third-party providers. Instead, such program allows third-party providers a channel to the Company’s customers. In addition, customers may attain a tiered membership status based on the value of merchandise purchased over the past twelve months. Membership status entitles the holder to certain discounts on future purchases of selected items on the Company’s website. Membership status is subject to renewal every twelve months. The Company accrues for the estimated incremental cost of redeeming the benefits at the time the benefits are earned by the customer. Estimated incremental costs have been insignificant since the inception of the respective loyalty programs.

Cost of revenue

Cost of revenue represents cost of goods sold including the purchase price of consumer products and content sold by the Company as well as packaging supplies. Dangdang Information is subject to business tax and other surcharges on the revenue earned for exclusive technical support provided to Dangdang Kewen, pursuant to the Contractual Agreements (note 1). Such business tax and other surcharges have been insignificant for the years presented.

Rebates and promotion fees

The Company has agreements to receive consideration from certain of its vendors, including rebates for products it sells over a period of time as well as for promoting vendors’ products during the year. The rebates are not sufficiently separable from the Company’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Company to sell vendors’ products. Rebates which are based on the volume of sales to the Company’s customers for a specified period are accounted for as a reduction of “cost of revenues” when the volume thresholds are met and the amount of rebate is determinable. Promotion fees related to specific inventory sold are recorded as a reduction of “cost of revenues” when the item is sold. Rebates and promotion fees that are not linked to the volume of sales to the Company’s customers or specific inventory sold are allocated between “cost of revenues” and “inventories” based on purchases for the year.

Fulfillment

Fulfillment costs represent those costs incurred in out-bound shipping and operating and staffing the Company’s fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; and responding to inquiries from customers. Fulfillment costs also include amounts payable to third parties that assist the Company in fulfillment and customer service operations. Out-bound shipping costs totaled RMB119,279, RMB162,365 and RMB264,656 (US$42,050) for the years ended December 31, 2009, 2010 and 2011, respectively.

Marketing

Marketing costs consist primarily of advertising costs, promotion costs relating to marketing activities and payroll and related expenses for personnel engaged in marketing, business development and selling activities.

Advertising costs, expensed as incurred, totaled RMB34,757, RMB72,893 and RMB141,773 (US$22,525), in the years ended December 31, 2009, 20010 and 2011, respectively.

Technology and content

Technology and content expenses consist principally of payroll and related expenses for employees involved in category expansion, cell phone application development, e-book platform development, editorial content, and systems support, as well as costs and depreciation associated with the computing, storage and telecommunications infrastructure used internally and supporting online activities.

Technology and content costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal, and human relations, among others; costs associated with use by these functions of facilities and equipment, such as depreciation expense and rent; and other general corporate costs.

Leases

The Company enters into operating leases wherein payments are recognized as an expense on a straight-line basis over the lease term. The Company had no capital leases for any of the years stated herein.

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For the years presented, the Company’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of changes in shareholders’ (deficit) equity.

Government grants

Government grants received in connection with the maintenance of the Company’s operations in specific locations are recognized as deferred government grants when received and recorded as other operating income over the period the attached conditions are met and the government grants are earned.

If the purpose of the government grant is specifically defined in the terms and conditions of the contract, the grant received is recorded as an offset to the specified expense. The amount recorded to offset marketing expenses for the years ended December 31, 2009, 2010 and 2011 was RMB nil, RMB nil and RMB10,000 (US$1,589), repsectively.

Income tax

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statement of operations.

In accordance with the provisions of ASC 740, Income Taxes , the Company recognizes in its financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Company’s employees and directors participate in the Company’s 2004 and 2010 Share Incentive Plan. The Company applies ASC 718, Compensation-Stock Compensation (“ASC 718”) , to account for its employee share-based payments.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

In accordance with ASC 718, the Company records the incremental fair value, if any, of the modified award, as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Income (loss) per share

Income (loss) per share is calculated in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic income (loss) per common share is computed by dividing net income (loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income (loss) is allocated between the Class A and Class B common shares and other participating securities based on their participating rights. Diluted income (loss) per common share reflects the potential dilution that could occur if securities to issue common shares were exercised. The dilutive effect of convertible preferred shares and outstanding share-based awards is reflected in the diluted income (loss) per share by application of the if-converted method and treasury stock method respectively. Dilutive equivalent shares are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive. The computation of the dilutive net income (loss) per share of Class A common share assumes the conversion of Class B common shares, while the diluted income per share of Class B common share does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting. In accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B common shares as if the income for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed income is allocated on the proportionate basis of the weighted average number of respective common shares.

Segment reporting

The Company follows ASC 280, Segment Reporting . The Company’s chief operating decision maker, who has been identified as the executive chairwoman of the board of directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, other receivables, time deposits and held-to-maturity investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2011, substantially all of the Company’s cash and cash equivalents, time deposits and held-to-maturity investments were managed by financial institutions located in the Mainland China and Hong Kong, which management believes are of high credit quality. Accounts receivable are typically unsecured and are derived from revenue earned from customers and collected on behalf of third party couriers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its couriers and its ongoing monitoring process of outstanding balances.

Concentration of customers and suppliers

There are no revenues from customers or purchases from suppliers which individually represent greater than 10% of the total revenues and purchases for the years ended December 31, 2009, 2010 and 2011.

Currency convertibility risk

The Company transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the U.S. dollar against RMB was approximately 3.01% and 4.58% in 2010 and 2011, respectively. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against the U.S. dollar.

Business risk

Foreign ownership of Internet-based businesses is subject to significant restrictions under current PRC laws and regulations. Foreign investors are not allowed to own more than 50% equity interest in any entity with an Internet content distribution business. Currently, the Company conducts its operations in China through a series of contractual arrangements entered into among Dangdang Information, Dangdang Kewen and its shareholders. The relevant regulatory authorities may find the current ownership structure, contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations.

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) . The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective for all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company will adopt the guidance as of January 1, 2012. The Company does not expect that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”) . The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. This guidance is to be applied retrospectively and is effective for interim or annual periods beginning after December 15, 2011. In addition, in December 2011, the FASB issued revised guidance on ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards (“ASU 2011-12”). The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company will adopt ASU 2011-05 and ASU 2011-12 as of January 1, 2012, resulting in presentation changes to its consolidated financial statements.

In November 2011, the FASB issued ASU No. 2011-11, Disclosures About Offsetting Assets and Liabilities (“ASU 2011-11”) . The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company does not expect that the adoption of ASU 2011-11 will have a material impact on its consolidated financial statements.